CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 90,552	$ 14,210	¥ 356,115
Restricted cash	164,030	25,740	115
Derivative Asset, Current	5,989	940	100
Short-term investments	30,000	4,708	80,000
Accounts and notes receivable, net of allowances of RMB43,820 and RMB37,690 (US$5,914) as of December 31, 2020 and 2021, respectively	43,860	6,883	44,886
Prepayments and other current assets	46,670	7,323	49,013
Amounts due from related parties	35	5
Total current assets	381,136	59,809	530,229
Non-current assets:
Property and equipment, net	62,179	9,757	73,522
Intangible assets, net	5,398	847	9,519
Long-term investments	141,926	22,271	168,526
Other non-current assets	4,898	769	5,631
Total non-current assets	214,401	33,644	257,198
Total assets	595,537	93,453	787,427
Current liabilities:
Short-term loan	150,000	23,538
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to the Company of RMB16,564 and RMB17,529 (US$2,751) as of December 31, 2020 and 2021, respectively)	18,292	2,870	16,592
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB104,681 and RMB115,900(US$18,187) as of December 31, 2020 and 2021, respectively)	119,991	18,829	109,182
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB66,772 and RMB64,527 (US$10,126) as of December 31, 2020 and 2021, respectively)	85,305	13,388	109,136
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of nil and RMB54 (US$8) as of December 31, 2020 and 2021, respectively)	54	8
Convertible notes			225,229
Total current liabilities	373,642	58,633	460,139
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of nil and RMB560 (US$88) as of December 31, 2020 and 2021, respectively)	2,607	409
Deferred revenue (including non-current deferred revenue of the VIE without recourse to the Company of RMB561 and RMB569 (US$89) as of December 31, 2020 and 2021, respectively)	3,845	603	6,049
Total non-current liabilities	6,452	1,012	6,049
Total liabilities	380,094	59,645	466,188
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	1,021,961	160,368	988,812
Accumulated deficit	(819,018)	(128,522)	(678,434)
Accumulated other comprehensive income	12,451	1,954	10,813
Total shareholders' equity	215,443	33,808	321,239
Total liabilities and shareholders' equity	595,537	93,453	787,427
Class A Common Shares
Shareholders' equity
Common shares	38	6	37
Class B Common Shares
Shareholders' equity
Common shares	¥ 11	$ 2	¥ 11